Warrants (Tables)	12 Months Ended
Dec. 31, 2019
Warrants [Abstract]
Schedule of loss in changes in fair value of warrant liabilities was recorded in consolidated statements of operations
	December 31, 2019	December 31, 2018
Expected volatility	-%	58.18%
Risk-free interest rate	-	2.820%-2.822%
Expected term from grant date (in years)	-	2.43
Dividend rate	-	-
Fair value	$-	$4.60-9.48

Schedule for movement of the warrants
	Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term in Years
Outstanding, January 1, 2019	118,524	$13.79	2.43

Exercised	118,524	$13.79	1.96
Outstanding, December 31, 2019	-	$-	-

Outstanding, January 1, 2018	-	$-	-

Granted	118,524	$13.79	2.50
Outstanding, December 31, 2018	118,524	$13.79	2.43